Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, net
Property and equipment, gross	$ 28,187,595	$ 27,515,965
Accumulated depreciation	(11,185,482)	(9,407,535)
Property and equipment, net	17,002,113	18,108,430
Depreciation expenses	2,701,577	2,287,325	$ 2,465,421
Furniture, fixtures and equipment
Property and equipment, net
Property and equipment, gross	10,994,461	10,931,031
Leasehold improvements
Property and equipment, net
Property and equipment, gross	5,010,384	4,817,117
Buildings
Property and equipment, net
Property and equipment, gross	11,041,259	10,631,419
Motor vehicles
Property and equipment, net
Property and equipment, gross	$ 1,141,491	$ 1,136,398